Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Summary of Related Party Transactions
The amounts charged by the Company’s related parties comprised the following:

	Location in consolidated statements of operations	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
Management fees charged by Brave Maritime Corp.	Management fees – related parties	245,520	586,960	642,400
Management fees charged by Stealth Maritime Corp.	Management fees – related parties	150,480	—	—
Brokerage commissions charged by Brave Maritime Corp.	Voyage expenses – related parties	283,141	522,628	434,921
Brokerage commissions charged by Stealth Maritime Corp.	Voyage expenses – related parties	57,125	—	—
Superintendent fees	Vessels’ operating expenses – related parties	5,500	25,500	13,500
Crew management fees charged by Brave Maritime Corp.	Vessels’ operating expenses – related parties	43,750	109,167	120,000
Crew management fees charged by Stealth Maritime Corp.	Vessels’ operating expenses – related parties	30,000	—	—
General and administrative expenses – former parent	General and administrative expenses-related parties	268,089	—	—
Executive compensation	General and administrative expenses-related parties	252,785	445,866	478,454
Rental expense	General and administrative expenses -related parties	—	33,422	66,776
Commissions – vessel purchased	Vessels, net	430,000	161,900	—
Interest expense	Interest and finance costs – related party	1,363,360	2,460,705	365,935